Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - ESPP - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Employee contributions	$ 16,926,669	$ 14,711,297	$ 11,048,042
Total additions	16,926,669	14,711,297	11,048,042
Cost of shares purchased	16,422,529	13,290,330	11,040,592
Payable to participants	5,020,467	4,516,327	3,095,360
Prior year contributions used for current year share purchases	(4,516,327)	(3,095,360)	(3,087,910)
Total deductions	16,926,669	14,711,297	11,048,042
Net increase (decrease)	0	0	0
EBP, Net Asset Available for Benefit	$ 0	$ 0	$ 0	$ 0